OTHER GAINS AND CHARGES - Schedule Of Other Gains And Charges (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jun. 26, 2019	Mar. 27, 2019	Dec. 26, 2018	Sep. 26, 2018	Jun. 27, 2018	Mar. 28, 2018	Dec. 27, 2017	Sep. 27, 2017	Jun. 26, 2019		Jun. 27, 2018	Jun. 28, 2017
Restructuring Cost and Reserve [Line Items]
Sale leaseback (gain), net of transaction charges									$ (27.3)		$ 2.0	$ 0.0
(Gain) on sale of assets, net	$ (0.1)	$ (6.0)	$ (0.8)				$ (0.3)		(6.9)		(0.3)	(2.7)
Foreign currency transaction (gain) loss	(0.2)	(0.5)	0.7	$ (0.8)	$ 1.2	$ (0.9)	0.9		(0.7)		1.2	0.0
Property damages, net of (insurance recoveries)	(0.2)	0.1	0.2	(0.8)					(0.7)		5.1	0.0
Lease guarantee charges (credits)	(0.4)					0.5	1.4		(0.4)		1.9	1.1
Restaurant impairment charges	9.8		1.0		1.8		2.0	$ 7.2	10.8		10.9	5.2
Remodel-related costs	2.9	1.7	2.6	0.5	1.4				7.7		1.5	0.0
Corporate headquarters relocation charges	0.1	5.2							5.3		0.0	0.0
Restaurant closure charges	0.3	$ 0.2	2.1	1.7	0.2	2.8	4.3	0.2	4.3		7.5	4.1
Accelerated depreciation			0.5	0.5	0.5	$ 0.5	$ 0.5	$ 0.5	1.0		1.9	2.0
Severance and other benefit charges	$ 0.7		$ 0.1	0.1	0.3				0.9		0.3	6.6
Cyber security incident charges				$ 0.4	$ 2.0				0.4		2.0	0.0
Information technology restructuring									0.0		0.0	2.7
Other									1.1		0.5	3.7
Other gains and charges									$ (4.5)	[1]	$ 34.5	$ 22.7

[1]
During the fiscal year ended June 26, 2019 we completed sale leaseback transactions of 151 Chili’s restaurant properties, and one Maggiano’s property. As part of this transaction, we sold the related restaurant fixed assets, net of accumulated depreciation, totaling $185.3 million. Additionally, Chili’s recognized $26.8 million, and Maggiano’s recognized $0.5 million of net gain on the sale, that consists of the immediate gain recognized upon sale, a certain portion of the deferred gain, partially offset by related transaction costs incurred in Other (gains) and charges in the Consolidated Statements of Comprehensive Income. Refer to Note 3 - Sale Leaseback Transactions for further details.